Consolidated Statement of Financial Position - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Non-current assets
Property, plant and equipment	$ 24,718	$ 27,544
Goodwill	115,080	128,114
Intangible assets	40,049	42,452
Investments in associates and joint ventures	5,788	5,861
Investment securities	113	110
Deferred tax assets	1,958	1,719
Employee benefits	14	14
Income tax receivables	566	1,081
Derivatives	297	132
Trade and other receivables	650	807
Total non-current assets	189,233	207,834
Current assets
Investment securities	102	92
Inventories	4,339	4,427
Income tax receivables	805	627
Derivatives	545	230
Trade and other receivables	5,276	6,187
Cash and cash equivalents	25,018	7,238
Assets classified as held for sale	128	10,013
Total current assets	36,215	28,814
Total assets	225,448	236,648
Equity
Issued capital	1,736	1,736
Share premium	17,620	17,620
Reserves	13,104	24,882
Retained earnings	27,605	31,484
Equity attributable to equity holders of AB InBev	60,065	75,722
Non-controlling interests	8,282	8,831
Total equity	68,347	84,553
Non-current liabilities
Interest-bearing loans and borrowings	106,034	97,564
Employee benefits	2,610	2,848
Deferred tax liabilities	12,060	12,824
Income tax payables	739	1,022
Derivatives	2,460	352
Trade and other payables	1,619	1,943
Provisions	559	701
Total non-current liabilities	126,081	117,254
Current liabilities
Bank overdrafts	153	68
Interest-bearing loans and borrowings	6,484	5,410
Income tax payables	909	1,346
Derivatives	4,403	3,799
Trade and other payables	18,857	22,864
Provisions	214	210
Liabilities associated with assets held for sale		1,145
Total current liabilities	31,020	34,841
Total equity and liabilities	$ 225,448	$ 236,648